UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2007

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:       Gries Financial LLC
Address:    1801 E 9th Street STE 1600
            Cleveland, OH 44114

Form l3F File Number: 28-6572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, Schedules, lists, and tables, are considered integral Darts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey H. Palmer
Title:       Vice President - Operations
Phone:       216 861-1148

Signature, Place, and Date of Signing

Jeffrey H. Palmer  Cleveland, Ohio   7/6/2007

Report Type {Check only one.);

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form l3F Information Table Entry Total:    79

Form 13F Information Table Value Total:    126,609
                                         (thousands)

List of Other Included Managers:

NONE

                                         FORM 13F INFORMATION TABLE

                                                                                                     VOTING
                                                   VALUE     SHRS /    SH/   INVESTMENT   OTHER    AUTHORITY
  NAME OF ISSUER    TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN   DISCRETION  MANAGERS     SOLE
------------------  ---------------  ----------  ---------  ---------  ----  ----------  --------  ----------
3M Company          Common Stock     88579Y101         312      3,597  SH    SOLE        NONE           3,597
A T & T Corp.       Common Stock     001957109       1,768     42,608  SH    SOLE        NONE          42,608
Alpine Global Dyn   Common Stock     0208e1069       3,749    154,485  SH    SOLE        NONE         154,485
Altria Group Inc.   Common Stock     718154107         288      4,103  SH    SOLE        NONE           4,103
American Express C  Common Stock     025816109         278      4,538  SH    SOLE        NONE           4,538
Amgen Inc.          Common Stock     031162100         878     15,888  SH    SOLE        NONE          15,888
Apache Corp.        Common Stock     037411105         321      3,933  SH    SOLE        NONE           3,933
Apple Computer      Common Stock     037833100       1,487     12,186  SH    SOLE        NONE          12,186
BP PLC              Common Stock     055622104         275      3,808  SH    SOLE        NONE           3,808
Bank of America Co  Common Stock     060505104         743     15,207  SH    SOLE        NONE          15,207
Barrick Gold Corp.  Common Stock     067901108         202      6,946  SH    SOLE        NONE           6,946
Blackrock S&P Qual  Common Stock                       233     12,840  SH    SOLE        NONE          12,840
Broadcom Corp.      Common Stock     111320107         586     20,032  SH    SOLE        NONE          20,032
Buckeye Partners    Common Stock     118230101         203      3,960  SH    SOLE        NONE           3,960
CA Inc.             Common Stock     204912109         293     11,352  SH    SOLE        NONE          11,352
CYTYC Corp.         Common Stock     232946103         764     17,723  SH    SOLE        NONE          17,723
Caterpiller Inc.    Common Stock     149123101         944     12,054  SH    SOLE        NONE          12,054
ChevronTexaco Corp  Common Stock     166764100         897     10,653  SH    SOLE        NONE          10,653
Cisco Systems Inc.  Common Stock     17275R102       1,866     66,991  SH    SOLE        NONE          66,991
Citigroup Inc.      Common Stock     172967101         304      5,930  SH    SOLE        NONE           5,930
Coach Inc           Common Stock     189754104       1,015     21,419  SH    SOLE        NONE          21,419
Cohen & Steers Wor  Common Stock     19248J100       4,135    173,973  SH    SOLE        NONE         173,973
Conocophillips      Common Stock                       264      3,367  SH    SOLE        NONE           3,367
Cons Stpls Sector   Common Stock     81369Y308       2,800    103,517  SH    SOLE        NONE         103,517
Countrywide Financ  Common Stock     222372104         249      6,849  SH    SOLE        NONE           6,849
Emerson Electric C  Common Stock     291011104       1,160     24,778  SH    SOLE        NONE          24,778
Energy Sector SPDR  Common Stock     81369y506         477      6,920  SH    SOLE        NONE           6,920
Exxon Mobil Corp.   Common Stock     30231G102       6,776     80,781  SH    SOLE        NONE          80,781
FPL Group Inc.      Common Stock     302571104         248      4,364  SH    SOLE        NONE           4,364
Fannie Mae          Common Stock     313586109         344      5,262  SH    SOLE        NONE           5,262
Financial Sector S  Common Stock     81369Y605       1,571     43,420  SH    SOLE        NONE          43,420
General Electric C  Common Stock     369604103       2,448     63,953  SH    SOLE        NONE          63,953
Gilead Sciences In  Common Stock     375558103       1,314     33,856  SH    SOLE        NONE          33,856
Goldman Sachs Grou  Common Stock     38141G104       2,079      9,593  SH    SOLE        NONE           9,593
Hartford Financial  Common Stock     416515104         256      2,601  SH    SOLE        NONE           2,601
Healthcare Sector   Common Stock     81369y209       2,225     63,020  SH    SOLE        NONE          63,020
Intel Corp.         Common Stock     458140100         340     14,320  SH    SOLE        NONE          14,320
JP Morgan Chase     Common Stock     46625H100       3,087     63,709  SH    SOLE        NONE          63,709
Joy Global Inc      Common Stock     481165108       1,123     19,260  SH    SOLE        NONE          19,260
Kimberly-Clark Cor  Common Stock     494368103       1,198     17,905  SH    SOLE        NONE          17,905
Las Vegas Sands     Common Stock     517834107       1,060     13,873  SH    SOLE        NONE          13,873
McDonald's Corp.    Common Stock     580135101         894     17,621  SH    SOLE        NONE          17,621
Microsoft Corp.     Common Stock     594918104         513     17,409  SH    SOLE        NONE          17,409
Motorola Inc.       Common Stock     620076109         215     12,131  SH    SOLE        NONE          12,131
Nasdaq 100 Tr ser   Common Stock     631100104         540     11,350  SH    SOLE        NONE          11,350
National Fuel Gas   Common Stock     636180101         449     10,370  SH    SOLE        NONE          10,370
Noble Energy Inc    Common Stock                       283      4,536  SH    SOLE        NONE           4,536
Patterson UTI Ener  Common Stock     703481101         481     18,359  SH    SOLE        NONE          18,359
Pepsico Inc.        Common Stock     713448108       2,737     42,206  SH    SOLE        NONE          42,206
Progressive Corp.   Common Stock     743315103         610     25,495  SH    SOLE        NONE          25,495
S&P Midcap Deposit  Common Stock     595635103         474      2,910  SH    SOLE        NONE           2,910
Schlumberger Ltd.   Common Stock     806857108       1,386     16,318  SH    SOLE        NONE          16,318
State Street Corp.  Common Stock     857477103       2,447     35,779  SH    SOLE        NONE          35,779
StreetTracks Gold   Common Stock     863307104         964     15,002  SH    SOLE        NONE          15,002
Sunoco Logistics    Common Stock     86764l108         217      3,615  SH    SOLE        NONE           3,615
Technology Sector   Common Stock     81369Y803       1,845     72,071  SH    SOLE        NONE          72,071
Thermo Fisher Scie  Common Stock     883556102       1,575     30,447  SH    SOLE        NONE          30,447
United Technologie  Common Stock     913017109       1,621     22,851  SH    SOLE        NONE          22,851
Utilities Sector S  Common Stock     81369y886       3,382     85,439  SH    SOLE        NONE          85,439
Vanguard Mid-Cap    Common Stock     922908629       2,538     31,510  SH    SOLE        NONE          31,510
Verizon Communicat  Common Stock     92343V104         318      7,713  SH    SOLE        NONE           7,713
Viacom Inc. Class   Common Stock     925524308         284      6,810  SH    SOLE        NONE           6,810
Wells Fargo & Co.   Common Stock     949746101         526     14,945  SH    SOLE        NONE          14,945
Wilshire Internati  Common Stock     863308839       1,643     25,279  SH    SOLE        NONE          25,279
iS Cohen & Strs Re  Common Stock     464287564       1,199     13,259  SH    SOLE        NONE          13,259
iS MSCI Emerging M  Common Stock     464287234       3,157     23,981  SH    SOLE        NONE          23,981
iS Morningstar Sma  Common Stock     464288505       4,162     44,863  SH    SOLE        NONE          44,863
iS Russell 1000     Common Stock     464287622       1,478     18,097  SH    SOLE        NONE          18,097
iS Russell 2000     Common Stock     464287655       5,592     67,405  SH    SOLE        NONE          67,405
iS Russell Midcap   Common Stock     464287499      10,518     96,588  SH    SOLE        NONE          96,588
iS Russell Midcap   Common Stock     464287481         255      2,240  SH    SOLE        NONE           2,240
iShares DJ Select   Common Stock     464287168         659      9,160  SH    SOLE        NONE           9,160
iShares DJ US Basi  Common Stock     464287838       2,906     41,380  SH    SOLE        NONE          41,380
iShares MSCI EAFE   Common Stock     464287465       3,259     40,354  SH    SOLE        NONE          40,354
iShares MSCI Japan  Common Stock     464286848         213     14,710  SH    SOLE        NONE          14,710
iShares Russell 10  Common Stock     464287614       7,895    133,334  SH    SOLE        NONE         133,334
iShares Russell 10  Common Stock     464287598       7,754     89,391  SH    SOLE        NONE          89,391
iShares Russell Mi  Common Stock     464287473         787      4,997  SH    SOLE        NONE           4,997
iShares S&P Latin   Common Stock     464287390         273      1,280  SH    SOLE        NONE           1,280
                                                 ---------
                                                   126,609

                                                 ---------
TOTAL PORTFOLIO                                    126,609
                                                 =========

